STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Australia - 1.7%
CSL	115,300		23,296,351
Canada - 2.9%
Alimentation Couche-Tard, Cl. B	874,700		26,290,488
Canadian National Railway	134,200		14,648,532
			40,939,020
Denmark - 2.2%
Novo Nordisk, Cl. B	436,800		31,038,512
Finland - 1.3%
Kone, Cl. B	235,400		18,768,165
France - 4.1%
L'Oreal	76,600		27,985,300
LVMH	46,000		29,138,183
			57,123,483
Hong Kong - 5.1%
AIA Group	3,621,800	[a]	45,316,567
CLP Holdings	1,301,000		12,688,878
Jardine Matheson Holdings	264,500	[a]	13,838,640
			71,844,085
Ireland - 1.6%
Experian	714,500		22,626,383
Japan - 9.4%
FANUC	119,200		29,454,740
Keyence	105,328		49,959,038
Shin-Etsu Chemical	177,700		28,923,449
SMC	41,500		24,488,484
			132,825,711
Spain - 2.0%
Industria de Diseno Textil	865,000	[a]	28,502,512
Switzerland - 6.9%
Nestle	215,100		22,464,135
Novartis	310,000		26,646,402
Roche Holding	80,300	[a]	26,301,748
SGS	7,900		22,536,690
			97,948,975
Taiwan - 4.3%
Taiwan Semiconductor Manufacturing, ADR	475,600		59,897,064
United Kingdom - 5.2%
Compass Group	1,018,000	[a]	20,635,939

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.0% (continued)
United Kingdom - 5.2% (continued)
Linde		126,500		30,900,155
Reckitt Benckiser Group		267,400		22,352,501
				73,888,595
United States - 51.3%
Adobe		61,300	[a]	28,177,771
Alphabet, Cl. C		18,397	[a]	37,472,113
Amphenol, Cl. A		277,500		34,876,200
Automatic Data Processing		156,300		27,199,326
Booking Holdings		13,110	[a]	30,526,766
Cerner		177,648		12,282,583
Cisco Systems		576,000		25,845,120
Cognizant Technology Solutions, Cl. A		396,100		29,105,428
Colgate-Palmolive		358,100		26,929,120
Edwards Lifesciences		361,500	[a]	30,040,650
Fastenal		544,600		25,253,102
Fortinet		58,196	[a]	9,826,395
Illumina		50,500	[a]	22,190,205
Intuitive Surgical		41,500	[a]	30,577,200
IPG Photonics		78,700	[a]	17,892,445
Johnson & Johnson		186,200		29,505,252
Mastercard, Cl. A		124,000		43,877,400
Microsoft		198,600		46,150,668
NIKE, Cl. B		231,000		31,134,180
Oracle		451,700		29,139,167
Stryker		128,200		31,112,858
Texas Instruments		176,100		30,336,747
The TJX Companies		440,000		29,035,600
The Walt Disney Company		190,400	[a]	35,993,216
Waters		106,900	[a]	29,277,772
				723,757,284
Total Common Stocks (cost $565,597,032)				1,382,456,140
	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $27,280,701)	0.07	27,280,701	[b]	27,280,701
Total Investments (cost $592,877,733)		99.9%		1,409,736,841
Cash and Receivables (Net)		.1%		1,627,587
Net Assets		100.0%		1,411,364,428

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,382,456,140		-	1,382,456,140
Investment Companies	27,280,701	-	-	27,280,701

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2021, accumulated net unrealized appreciation on investments was $816,859,108, consisting of $817,509,804 gross unrealized appreciation and $650,696 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.